Note 21 - Related Party Transactions (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 29, 2020 USD ($)
Face amount of the debt					$ 95,000
Related Party Transaction, Number of Financial Institutions, Debt Issued | item	5		5
Related Party Transaction, Number of Financial Institutions Considered Related Party | item			3
Related Party Transaction, Minimum Percentage of Common Stock Held by Related Party, Right to Nominate One Director	10.00%		10.00%
Total related party interest expense	$ 12,700	$ 11,000	$ 27,800	$ 21,700	57,574	$ 42,668
Total related party debt	$ 67,800		$ 67,800		497,155	$ 364,986
Assumed New Subordinated Notes [Member]
Face amount of the debt							$ 80,000
Restatement Adjustment
Total related party debt					$ 421,600